Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Changes in Benefit Obligations, Fair Value of Plan Assets, and Funded Status of the Plans
The following sets forth changes in the benefit obligations and fair value of plan assets for the Company’s pension and other postretirement benefit plans for the years ended December 31, 2018 and 2017, as well as the funded status of the plans and amounts recognized in the financial statements at December 31, 2018 and 2017:

	Pension Benefits		Other Benefits
millions	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation at beginning of year	$2,218	$2,301	$302	$296
Service cost	90	87	1	2
Interest cost	77	84	11	12
Actuarial (gain) loss	(176)	107	(23)	15
Curtailments, settlements, and special termination benefits expense	15	23	—	(1)
Participant contributions	—	—	7	5
Benefit payments	(268)	(396)	(25)	(27)
Foreign-currency exchange-rate changes	(8)	12	—	—
Benefit obligation at end of year (1)	$1,948	$2,218	$273	$302

Change in plan assets
Fair value of plan assets at beginning of year	$1,424	$1,340	$—	$—
Actual return on plan assets	(57)	209	—	—
Employer contributions	225	254	19	22
Participant contributions	—	—	7	5
Benefits paid related to plan settlements	(212)	(337)	(1)	(3)
Benefit payments, other	(56)	(59)	(25)	(24)
Foreign-currency exchange-rate changes	(10)	17	—	—
Fair value of plan assets at end of year	$1,314	$1,424	$—	$—

Funded status of the plans at end of year	$(634)	$(794)	$(273)	$(302)
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(1)	The accumulated benefit obligation for all defined-benefit pension plans was $1.6 billion at December 31, 2018 and $1.9 billion at December 31, 2017.

Schedule of Amounts Recognized in Balance Sheet

Amounts recognized on the balance sheet
Other assets	$63	$58	$—	$—
Other current liabilities	(42)	(16)	(21)	(21)
Other long-term liabilities—other	(655)	(836)	(252)	(281)
Total	$(634)	$(794)	$(273)	$(302)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income
Prior service (credit) cost	$1	$—	$(2)	$(26)
Net actuarial (gain) loss	399	501	(9)	14
Total	$400	$501	$(11)	$(12)

Schedule of Defined-Benefit Pension Plans With Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The following summarizes the Company’s defined-benefit pension plans with accumulated benefit obligations in excess of plan assets for the years ended December 31:

millions	2018	2017
Projected benefit obligation	$1,828	$2,079
Accumulated benefit obligation	1,527	1,749
Fair value of plan assets	1,131	1,227

Components of Net Periodic Benefit Cost Table
The following summarizes the Company’s pension and other postretirement benefit cost for the years ended December 31:

	Pension Benefits			Other Benefits
millions	2018	2017	2016	2018	2017	2016
Components of net periodic benefit cost
Service cost	$90	$87	$99	$1	$2	$3
Interest cost	77	84	95	11	12	12
Expected (return) loss on plan assets	(83)	(84)	(97)	—	—	—
Amortization of net actuarial (gain) loss	25	25	42	—	—	—
Amortization of net prior service (credit) cost	—	(1)	—	(24)	(24)	(25)
Settlement expense (1)	49	91	146	—	—	—
Termination benefits expense (1)	7	4	44	—	—	—
Curtailment expense (1)	(1)	—	8	—	—	—
Net periodic benefit cost (2)	$164	$206	$337	$(12)	$(10)	$(10)

(1)	Settlement expense, termination benefits expense, and curtailment expense for 2016 relate to the workforce reduction program initiated in the first quarter of 2016. See Note 19—Restructuring Charges.

(2)
The service cost component of net periodic benefit cost is included in G&A; oil and gas operating expense; gathering, processing, and marketing expense; and exploration expense, and all other components of net periodic benefit cost are included in other (income) expense on the Company’s Consolidated Statements of Income.

Schedule of Amounts Recognized in Other Comprehensive Income
The following summarizes the amounts recognized in other comprehensive income (before tax benefit) for the years ended December 31:

	Pension Benefits			Other Benefits
millions	2018	2017	2016	2018	2017	2016
Amounts recognized in other comprehensive income (expense)
Net actuarial gain (loss)	$27	$—	$(150)	$23	$(14)	$(25)
Amortization of net actuarial (gain) loss	74	116	188	—	—	—
Amortization of net prior service (credit) cost	—	(1)	—	(24)	(24)	(34)
Total amounts recognized in other comprehensive income (expense)	$101	$115	$38	$(1)	$(38)	$(59)

Schedule of Assumptions Used
The following summarizes the weighted-average assumptions used by the Company in determining the pension and other postretirement benefit obligations and net periodic benefit cost for the years ended December 31:

	Pension Benefits			Other Benefits
	2018	2017	2016	2018	2017	2016
Benefit obligation assumptions
Discount rate	4.30%	3.62%	4.06%	4.43%	3.75%	4.26%
Rates of increase in compensation levels	5.33%	5.36%	5.40%	5.43%	5.46%	5.48%
Net periodic benefit cost assumptions
Discount rate	3.62%	4.06%	4.62%	3.75%	4.26%	5.00%
Long-term rate of return on plan assets	6.09%	6.12%	6.77%	N/A	N/A	N/A
Rates of increase in compensation levels	5.36%	5.40%	5.34%	5.46%	5.48%	5.41%

Fair Value Hierarchy of Plan Assets Table
The fair value of the Company’s pension plan assets by asset class and input level within the fair-value hierarchy were as follows:

millions
December 31, 2018	Level 1	Level 2	Level 3 (3)	Total
Investments
Cash and cash equivalents	$28	$—	$—	$28
Fixed income	43	28	—	71
Equity securities	189	—	—	189
Other
Real estate	—	—	13	13
Other	—	49	—	49
Investments measured at net asset value (1)	—	—	—	964
Total investments (2)	$260	$77	$13	$1,314

December 31, 2017
Investments
Cash and cash equivalents	$1	$—	$—	$1
Fixed income	55	31	—	86
Equity securities	185	—	—	185
Other
Real estate	—	—	13	13
Other	—	53	—	53
Investments measured at net asset value (1)	—	—	—	1,086
Total investments (2)	$241	$84	$13	$1,424

(1)
Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. Amounts presented in this table are intended to reconcile the fair value hierarchy to the pension plan assets.

(2)	Amount excludes receivables and payables, primarily related to Level 1 investments.

(3)
There were no changes in Level 3 investments for the year ended December 31, 2018. The changes in Level 3 investments of $3 million for the year ended December 31, 2017, were attributable to the actual return on plan assets still held at the reporting date.

Schedule Of Estimated Future and Current Year Employer Contributions
The following summarizes the Company’s contributions for 2018 and expected contributions for 2019:

millions	Expected 2019	2018
Funded pension plans	$90	$161
Unfunded pension plans	43	64
Unfunded other postretirement plans	22	19
Total	$155	$244

Schedule of Estimated Future Benefit Payments
The following summarizes estimated benefit payments for the next 10 years, including benefit increases due to continuing employee service:

millions	Pension Benefit Payments	Other Benefit Payments
2019	$223	$22
2020	148	21
2021	150	20
2022	190	20
2023	181	20
2024-2028	839	86